Consolidated Statements of Changes in Stockholders' Equity (parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Changes in Stockholders' Equity [Abstract]
Common Stock, Dividends, Per Share, Declared	$ 1.16	$ 1.1	$ 1.06
Common Stock, Dividend Rate, Percentage	10.00%